Debentures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Mar. 20, 2024	Sep. 15, 2022
Debentures
Debentures (Details) [Line Items]
Notional amount			R$ 250,000
Emergência Participações SA [Member]
Debentures (Details) [Line Items]
Notional amount		R$ 233,738
Borrowings, interest rate	16.65%
Emergência Participações SA [Member] | Financial advance
Debentures (Details) [Line Items]
Notional amount		R$ 7,067